STOCK-BASED COMPENSATION PLANS Stock option plan - Narrative (Details) $ in Thousands	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Feb. 29, 2020	May 20, 2020	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) plan shares	Dec. 31, 2019 USD ($)	May 21, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding stock maximum			8.90%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years	4 years
Percentage of the award vesting at first anniversary			25.00%	25.00%
Unrecognized stock-based compensation cost (in dollars) | $			$ 2,763	$ 2,763	$ 4,548
Weighted average period for recognition of unrecognized stock-based compensation cost				2 years 4 months 24 days	2 years 7 months 6 days
Stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term				5 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding stock maximum		8.10%	8.90%
Unrecognized stock-based compensation cost (in dollars) | $			$ 30,055	$ 30,055	$ 14,871
Weighted average period for recognition of unrecognized stock-based compensation cost				1 year 9 months 18 days	1 year 10 months 24 days
Stock option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding stock maximum		8.10%	8.90%
Number of issued and outstanding common shares available for issue if the lesser of two alternatives						7,000,000
Common shares available for future allocation under the plan			720,871	720,871
Market Based Restricted Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan				2
Treasury Based Restricted Stock Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding stock maximum		3.70%	4.60%
Common shares available for future allocation under the plan			341,142,000	341,142,000
Units outstanding			2,614,135	2,614,135
Restricted stock plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Restricted stock plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years			3 years
Restricted Stock Plan 1 Year | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year
U.S. | Market Based Restricted Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan				1
Non-United States | Market Based Restricted Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan				1
France | Restricted stock plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional tax holding period				2 years